Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 9,384	$ 14,377
Fair value	9,384	14,377
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	872	1,496
Fair value	872	1,496
Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	649	0
Fair value	649	0
Current Portion Of Lease Obligations
Disclosure of detailed information about financial instruments [line items]
Carrying amount	240	0
Fair value	240	0
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,176	2,035
Fair value	1,176	2,035
Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,655	0
Fair value	1,655	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	849	0
Fair value	849	0
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	1,201
Fair value	0	1,201
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount	12,965	24,139
Fair value	12,965	24,139
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	47,747
Fair value	0	47,747
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	10,216	10,765
Fair value	10,216	10,765
Investment in Sensible Medical
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	0
Fair value	0	0
Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	11,909
Fair value	$ 0	$ 11,909